Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	BeyondSpring Inc.
Entity Central Index Key	0001677940
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)	27,885,613
Entity Shell Company	false
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false